Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Revenue Derived from Services	Revenue derived from the above services were as follows:
For the years ended December 31,	2023	2022	2021
Broadcast	$331,842	$358,661	$390,815
Enterprise	359,740	388,985	354,126
Consulting and other	12,579	11,523	13,271
Revenue	$704,161	$759,169	$758,212

Schedule of Equipment Sales within Services	Equipment sales included within the various services were as follows:
For the years ended December 31,	2023	2022	2021
Broadcast	$16	$81	$67
Enterprise	12,630	28,071	10,023
Revenue	$12,646	$28,152	$10,090

Schedule of Geographic Regions	Revenue by geographic regions was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:
For the years ended December 31,	2023	2022	2021
Canada	$324,226	$330,533	$330,832
United States	245,328	289,946	292,474
Asia & Australia	50,651	45,082	38,266
Latin America & Caribbean	48,664	57,842	55,818
Europe, Middle East & Africa	35,292	35,766	40,822
Revenue	$704,161	$759,169	$758,212
As at December 31,	2023	2022
Canada	$782,639	$784,261
United Kingdom	446,194	525,672
United States	18,035	36,612
Europe, Middle East & Africa (excluding United Kingdom)	11,395	15,344
All others	2,035	2,195
Satellites, property and other equipment	$1,260,298	$1,364,084
As at December 31,	2023	2022
Canada	$650,528	$698,336
United States	25,999	40,647
Latin America & Caribbean	11,963	12,754
All others	4,266	5,141
Intangible assets	$692,756	$756,878
As at December 31	2023	2022
Canada	$40,926	$47,977
Other long-term assets	$40,926	$47,977